Group income statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	[1]	Dec. 31, 2021 [1]
Profit (loss) [abstract]
Revenue from fee business	$ 1,672	$ 1,434		$ 1,144
Revenue from owned, leased and managed lease hotels	471	394		237
Revenue from insurance activities	21	15		9
System Fund and reimbursable revenues	2,460	2,049		1,517
Total revenue	4,624	3,892		2,907
Cost of sales	(742)	(648)		(486)
System Fund and reimbursable expenses	(2,441)	(2,154)		(1,528)
Administrative expenses	(338)	(353)		(292)
Insurance expenses	(23)	(11)		(8)
Share of profits/(losses) of associates and joint ventures	31	(59)		(8)
Other operating income	21	29		11
Depreciation and amortisation	(67)	(68)		(98)
Impairment reversal/(loss) on financial assets	1	(5)		0
Other net impairment reversals/(charges)	0	5		(4)
Operating profit	1,066	628		494
Operating profit analysed as:
Operating profit before System Fund, reimbursables and exceptional items	1,019	828		534
System Fund and reimbursable result	19	(105)		(11)
Operating exceptional items	28	(95)		(29)
Operating profit	1,066	628		494
Financial income	39	22		8
Financial expenses	(91)	(118)		(147)
Fair value (losses)/gains on contingent purchase consideration	(4)	8		6
Profit/(loss) before tax	1,010	540		361
Tax	(260)	(164)		(96)
Profit for the year from continuing operations	750	376	[2]	265
Attributable to:
Equity holders of the parent	750	375		266
Non-controlling interest	0	1		(1)
Profit loss from continuing operations	$ 750	$ 376	[2]	$ 265
Earnings per ordinary share:
Basic	$ 4.438	$ 2.072		$ 1.454
Diluted	$ 4.412	$ 2.06		$ 1.446

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ and to combine System Fund revenues and reimbursables (see New accounting standards and other presentational changes).
[2]	In 2023, gains/(losses) on net investment hedges have been presented on a separate line. The 2022 amount was previously presented within ‘Exchange (losses)/gains on retranslation of foreign operations’.